Subsequent Events	3 Months Ended
Nov. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 — SUBSEQUENT EVENTS

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and there are no other material subsequent events to report except the following:

On December 3, 2013, The Company entered into a eighteen month promissory note with an accredited investor to borrow a total principal amount of $75,000. The note bears interest of 18% per annum and calls for monthly payments of principal and interest of $4,785.44 beginning on January 15, 2014. The Company also issued as additional finders’ fees to the investor, 3,500,000 shares of common stock and 1,000,000 cashless warrants with an exercise price of $.025.

On December 10, 2013, the Company acquired the assets of Amian Health Services., a leader in the Personal Care Attendant (PCA) healthcare services industry for Veterans and Private Pay clients located in Louisiana. Operating in the same regions as AOM, we plan on merging these activities with AOM thereby gaining synchronicities. We paid $75,000 down and issued a note for $25,000 to be paid over one year. Please see our Current Report on Form 8-K filed on December 17, 2013 with the Securities Exchange Commission.

On December 13, 2013, the Company’s Board of Directors approved the following stock option grants from its 2000 Stock Incentive Plan: Wayne Erwin, 2,400,000 options; Michael Kramarz, 2,100,000 options, Vickie Hart, 1,600,000 options. These option agreements are expected to be issued by December 31, 2013. The exercise price of the options was $0.015, the closing stock price of the Company’s common stock on December 13, 2013

On December 16, 2013, the Company Board of Directors approved an amendment to increase the number of designated Series D Convertible Preferred Stock shares from 60,000 to 200,000. For additional information on the Series D Convertible Preferred stock, please see Note 9.

On December 18, 2013, the Company obtained a merchant loan in the amount of $50,000. The merchant loan bears interest at a rate of 10% and calls for 82 daily payments of $888. The company netted $49,301 in proceeds after loan fees of $699.

On December 18, 2013, the Company entered into a consulting-retainer agreement with our SEC attorney to cover work to be provided to the Company in calendar year 2014. The Company will issue to the attorney 2,000,000 in early 2014 as payment for this agreement.

On December 20, 2013, the Company issued a 1-year promissory note, in principal amount of $12,000, to a non-related accredited investor. This note bears interest at 10% per annum and calls for monthly interest payments of $100 beginning in January 2014. As additional consideration for the operating capital loan, the company issued 3,000,000 cashless two-year warrants with an exercise price of $0.02.

On January 3, 2014, the Company closed on a 4 million dollar line of credit facility, with an initial draw of $500,000. The Company must meet specific monthly reporting and collateral requirements to further draw on the revolving credit facility. The $500,000 initial draw is secured by a 14.5% promissory note, which is convertible only upon default by the Company. This note is due in six months with an automatic option to renew after six months. Please see our current report on Form 8-K filed with the SEC on January 8, 2014 which more fully describes the credit facility. Of the initial draw, the Company netted proceeds of $381,252. The following table is a breakout of the $118,748 fees and closing costs paid:

Commitment Fee	$ 20,000
Due Diligence Fees	6,500
Document and Legal Fees	12,500
Finders' Fee	20,000
Stamp Tax	1,750
Asset Monitoring Fee	1,500
Filing Fees and Disbursements	11,498
Payoff Yellowstone Capital (Dotolo Debt) (1)	45,000

Total fees and closing costs.	$ 118,748

(1) The Company is in negotiations to settle this $60,600 debt for $45,000 or less.

On January 8, 2014, the Company entered into a contract with an Investor Relations firm to provide the Company six months of IR work. The contract calls for monthly cash payments of $1,000 which may be increased based on benchmark trading and stock price levels and a payment of 1,000,000 restricted shares of common stock.